Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
We provide property management, asset management, leasing, construction and other tenant-related services to unconsolidated companies in which we have equity interests. We recorded the corresponding fees based on contractual terms that approximate market rates for these types of services and have eliminated our ownership percentage of these fees in the consolidated financial statements. The following table summarizes the fees earned from these companies, prior to elimination, for the years ended December 31, 2013, 2012 and 2011, respectively (in thousands):

	2013	2012	2011
Management fees	$9,010	$11,018	$10,090
Leasing fees	2,260	3,411	4,417
Construction and development fees	5,138	4,739	6,711